Employee Benefit Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Employee Benefit Plans
Employee Benefit Plans

(9) Employee Benefit Plans

        The Company has a 401(k) defined contribution plan ("401(k) Plan") and provides for annual discretionary employer matching contributions not to exceed 3% of employees' compensation per year. Matching contributions also are fully vested and non-forfeitable at all times.

        The Company recorded employer matching contributions of $269 and $317 for the six months ended June 30, 2012 and 2013, respectively.

(8) Employee Benefit Plans

        The Company previously maintained a Simple IRA plan ("IRA Plan") that covered all eligible employees. The plan was implemented on June 7, 2007. The Company provided for annual discretionary employer matching contributions not to exceed 3% of employees' compensation for the year. Matching contributions were fully vested and non-forfeitable.

        The Company terminated the IRA Plan on December 31, 2010 and replaced it with a 401(k) defined contribution plan ("401(k) Plan"). Similar to the IRA Plan, the Company provides for annual discretionary employer matching contributions not to exceed 3% of employees' compensation for the year. Matching contributions also are fully vested and non-forfeitable.

        The Company recorded $77, $221 and $412 of employer matching contributions for the years ended December 31, 2010, 2011, and 2012, respectively.